Investment Strategy - Allspring Spectrum Multi-Asset Funds - Classes A, C, Administrator & Institutional	Apr. 30, 2026
Spectrum Aggressive Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is a fund-of-funds that invests in various affiliated and unaffiliated mutual funds and exchange-traded funds (“Underlying Funds”) to pursue its investment objective. We seek to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets in equity securities (through investment in Underlying Funds). The Fund is a diversified equity investment that consists of Underlying Funds that employ different and complementary investment styles to provide potential for growth. These equity styles include large company, small company, and international. The Fund will invest at least 50% and up to 70% of its assets in  U.S. large company stock funds, at least 20% and up to 40% of its assets in international stock funds and up to 20% of its assets in U.S. small company stock funds.  Additionally, we may invest up to 20% of the Fund’s net assets in bond or alternative-style asset classes (through investment in Underlying Funds).
Depending on market conditions, some equity asset classes will perform better than others. The Fund’s broad diversification across equity styles and the use of tactical allocation between equity styles may help to reduce the overall impact of poor performance in any one equity asset class.
We employ both quantitative analysis and qualitative judgments in making tactical allocations among various Underlying Funds. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and market technicals. Changes to effective allocations in the Fund may be implemented with index futures contracts or by buying and selling Underlying Funds, or both.
The Fund uses derivatives in an attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions, by establishing long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

Spectrum Conservative Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is a fund-of-funds that invests in various affiliated and unaffiliated mutual funds and exchange-traded funds (“Underlying Funds”) to pursue its investment objective. We seek to achieve the Fund’s investment objective by allocating at least 20% and up to 40% of its assets to stock funds, at least 40% and up to 60% of its assets to bond funds, at least 5% and up to 25% of its assets to inflation sensitive funds and up to 15% of its assets to alternative investment funds. The Fund’s broad diversification helps to reduce the overall impact of any one asset class  underperforming, but may also limit upside potential.
The Fund is a diversified portfolio of bond, stock, inflation sensitive and alternative investment strategy funds, with an emphasis on bonds. Bond holdings may be diversified across a wide range of bond fund styles that consist of short- to long-term income-producing securities, including  U.S. Government obligations, corporate bonds, below investment-grade bonds, and foreign issues. Stock holdings may be diversified across a wide range of stock fund styles, including large company, small company and international. Inflation sensitive holdings are allocated across funds with investment strategies commonly used to protect against the effects of inflation, which may include, but are not limited to, investments in inflation protected bonds, commodities, natural resources, precious metals, or real estate. Alternative investment holdings are allocated across funds that use alternative investment strategies, which may include, but are not limited to, risk premia, managed futures, merger arbitrage, global multi-asset, long-short, market neutral, or other tactical investment strategies. An Underlying Fund may invest in securities across multiple asset classes and we consider these various underlying allocations for purposes of making investments consistent with the Fund’s allocations outlined above.
We employ both quantitative analysis and qualitative judgments in making tactical allocations among asset classes. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and market  technicals. Changes to effective allocations in the Fund may be implemented with index futures contracts or by buying and selling Underlying Funds, or both.
The Fund uses derivatives in an attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions, by establishing long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

Spectrum Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is a fund-of-funds that invests in various affiliated and unaffiliated mutual funds and exchange-traded funds (“Underlying Funds”) to pursue its investment objective. We seek to achieve the Fund’s investment objective by allocating at least 50% and up to 70% of its assets to stock funds, at least 15% and up to 35% of its assets to bond funds, at least 5% and up to 25% of its assets to inflation sensitive funds and up to 15% of its assets to alternative investment funds. The Fund’s broad diversification helps to reduce the overall impact of any one asset class underperforming, but may also limit upside potential.
The Fund is a diversified portfolio of stock, bond, inflation sensitive, and alternative investment strategy funds, with an emphasis on stocks. Stock holdings are diversified across a wide range of stock fund styles, including large company, small company and international. Bond holdings are diversified across a wide range of bond fund styles that consist of short- to long-term income-producing securities, including  U.S. Government obligations, corporate bonds, below investment-grade bonds, and foreign issues. Inflation sensitive holdings are allocated across funds with investment strategies commonly used to protect against the effects of inflation, which may include, but are not limited to, investments in inflation protected bonds, commodities, natural resources, precious metals, or real estate. Alternative investment holdings are allocated across funds that use alternative investment strategies, which may include, but are not limited to, risk premia, managed futures, merger arbitrage, global multi-asset, long-short, market neutral, or other tactical investment strategies. An Underlying Fund may invest in securities across multiple asset classes and we consider these various underlying allocations for purposes of making investments consistent with the Fund’s allocations outlined above.
We employ both quantitative analysis and qualitative judgments in making tactical allocations among asset classes. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and market  technicals. Changes to effective allocations in the Fund may be implemented with index futures contracts or by buying and selling Underlying Funds, or both.
The Fund uses derivatives in an attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions, by establishing long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

Spectrum Income Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is a fund-of-funds that invests in various affiliated and unaffiliated mutual funds and exchange-traded funds (“Underlying Funds”) to pursue its investment objective. We seek to achieve the Fund’s investment objective by allocating up to 20% of its assets to stock funds, at least 65% and up to 85% of its assets to bond funds, up to 20% of its assets to inflation sensitive funds and up to 15% of its assets to alternative investment funds. The Fund’s broad diversification helps to reduce the overall impact of any one asset class  underperforming, but may also limit upside potential.
The Fund is a diversified portfolio of bond, stock, inflation sensitive and alternative investment strategy funds, with an emphasis on bonds. Bond holdings may be diversified across a wide range of bond fund styles that consist of short- to long-term income-producing securities, including  U.S. Government obligations, corporate bonds, below investment-grade bonds and foreign issues. Stock holdings may be diversified across a wide range of stock fund styles, including large company, small company and international. Inflation sensitive holdings are allocated across funds with investment strategies commonly used to protect against the effects of inflation, which may include, but are not limited to, investments in inflation protected bonds, commodities, natural resources, precious metals, or real estate. Alternative investment holdings are allocated across funds that use alternative investment strategies, which may include, but are not limited to, risk premia, managed futures, merger arbitrage, global multi-asset, long-short, market neutral, or other tactical investment strategies. An Underlying Fund may invest in securities across multiple asset classes and we consider these various underlying allocations for purposes of making investments consistent with the Fund’s allocations outlined above.
We employ both quantitative analysis and qualitative judgments in making tactical allocations among asset classes. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and market technicals. Changes to effective allocations in the Fund may be implemented with index futures contracts or by buying and selling Underlying Funds, or both.
The Fund uses derivatives in an attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions, by establishing long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

Spectrum Moderate Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is a fund-of-funds that invests in various affiliated and unaffiliated mutual funds and exchange-traded funds (“Underlying Funds”) to pursue its investment objective. We seek to achieve the Fund’s investment objective by allocating at least 35% and up to 55% of its assets to stock funds, at least 25% and up to 45% of its assets to bond funds, at least 5% and  up to 25% of its assets to inflation sensitive funds and up to 15% of its assets to alternative investment funds. The Fund’s broad diversification helps to reduce the overall impact of any one asset class underperforming, but may also limit upside potential.
The Fund is a diversified portfolio of stock, bond, inflation sensitive, and alternative investment strategy funds, with an emphasis on stocks. Stock holdings are diversified across a wide range of stock fund styles, including large company, small company and international. Bond holdings are diversified across a wide range of bond fund styles that consist of short- to long-term income-producing securities, including  U.S. Government obligations, corporate bonds, below investment-grade bonds, and foreign issues. Inflation sensitive holdings are allocated across funds with investment strategies commonly used to protect against the effects of inflation, which may include, but are not limited to, investments in inflation protected bonds, commodities, natural resources, precious metals, or real estate. Alternative investment holdings are allocated across funds that use alternative investment strategies, which may include, but are not limited to, risk premia, managed futures, merger arbitrage, global multi-asset, long-short, market neutral, or other tactical investment strategies. An Underlying Fund may invest in securities across multiple asset classes and we consider these various underlying allocations for purposes of making investments consistent with the Fund’s allocations outlined above.
We employ both quantitative analysis and qualitative judgments in making tactical allocations among asset classes. Quantitative analysis involves the use of proprietary asset allocation models, which employ various valuation techniques. Qualitative judgments are made based on assessments of a number of factors, including economic conditions, corporate earnings, monetary policy, market valuations, investor sentiment, and market  technicals. Changes to effective allocations in the Fund may be implemented with index futures contracts or by buying and selling Underlying Funds, or both.
The Fund uses derivatives in an attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions, by establishing long and/or short positions in exchange-traded futures contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.